COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

35          COMMITMENTS AND CONTINGENCIES

Legal claim contingencies –

i)Madoff Trustee Litigation -

In September 2011, the Trustee for the liquidation of Bernard L. Madoff Investment Securities LLC (BLMIS) and the substantively consolidated estate of Bernard L. Madoff (the Madoff Trustee) filed a complaint (the Madoff Complaint) against Credicorp’s subsidiary ASB in the U.S. Bankruptcy Court for the Southern District of New York (the Bankruptcy Court). The Madoff Complaint seeks recovery of approximately US$120 million, which is alleged to be equal to the amount of redemptions between the end of 2004 and the beginning of 2005 of ASB-managed Atlantic U.S. Blue Chip Fund assets invested in Fairfield Sentry Limited (Fairfield Sentry). The Madoff Complaint seeks the recovery of these redemptions from ASB as “subsequent transfers” or “avoided transfers” from BLMIS to Fairfield Sentry that Fairfield Sentry in turn subsequently transferred to ASB. The Madoff Trustee has filed similar “clawback” actions against numerous other alleged “subsequent transferees” that invested in Fairfield Sentry and its sister entities, which, in turn, invested in and redeemed funds from BLMIS.

There has been significant briefing on issues related to these Madoff Trustee actions, and these cases have been pending for many years. In November 2016, the Bankruptcy Court issued a Memorandum Decision Regarding Claims to Recover Foreign Subsequent Transfers (the Memorandum Decision) holding that the recovery of certain subsequent foreign transfers is barred under the doctrine of comity and/or extraterritoriality, and it dismissed the claims brought by the Madoff Trustee against a number of parties, including ASB.  In March 2017, the Madoff Trustee filed an appeal (the Appeal) of the Memorandum Decision to the United States Court of Appeals for the Second Circuit, which reversed the Dismissal Order and remanded the matter to the Bankruptcy Court (the Second Circuit Opinion). In April 2019, the defendant-appellees, including ASB, filed, and the Second Circuit granted, a motion to stay the issuance of the mandate pending the filing of a petition for a writ of certiorari in the United States Supreme Court. The petition for a writ of certiorari was filed in the United States Supreme Court in August 2019. Briefing is ongoing, and the petition remains pending. The Group believes that ASB has substantial defenses against the Madoff Trustee’s claims alleged in the Madoff Complaint.

ii)Fairfield Liquidator Litigation -

In April 2012, Fairfield Sentry (In Liquidation) and its representative, Kenneth Krys (the Fairfield Liquidator), filed a complaint against ASB (the Fairfield Complaint) in the Bankruptcy Court (the Fairfield v. ASB Adversary Proceeding). The Fairfield Complaint seeks to recover US$115.2 million from ASB, representing the amount of ASB’s redemptions of certain investments in Fairfield Sentry. These are essentially the same funds that the Madoff Trustee seeks to recover in the Madoff Trustee litigation described above. After the Fairfield Complaint was filed, the Bankruptcy Court procedurally consolidated the Fairfield v. ASB Adversary Proceeding with other adversary actions brought by the Fairfield Liquidator against former investors in Fairfield Sentry.

Similar to the Madoff Trustee litigation described above, the Fairfield v. ASB Adversary Proceeding and related adversary actions have been pending for many years. In October 2016, the Fairfield Liquidator filed a Motion for Leave to Amend (the Motion for Leave) various complaints, including the Fairfield Complaint. Certain defendants, including ASB, filed a motion to dismiss (the Motion to Dismiss) and a consolidated memorandum of law (i) in opposition to the Motion for Leave and (ii) in support of the Motion to Dismiss. In December 2018, the Bankruptcy Court entered a memorandum decision granting in part and denying in part the Motion to Dismiss and the Motion for Leave (the Memorandum Decision). In March 2019, the Fairfield Liquidator submitted a form of a stipulated order dismissing the adversary proceeding against ASB (the Dismissal Order), as directed by the Bankruptcy Court, but filed notices of appeal, including of the dismissal of the claims asserted against ASB and other defendants, in May 2019. The appeal remains pending.

The Group believes that ASB has substantial defenses against the Fairfield Liquidator’s claims alleged in the Amended Complaint and the Fairfield Liquidator's appeal.